STOCKHOLDERS' EQUITY	6 Months Ended
Mar. 31, 2026
Equity [Abstract]
STOCKHOLDERS' EQUITY

NOTE 13 - STOCKHOLDERS’ EQUITY

On January 31, 2025. we completed a seven (7) for one (1) reverse stock split (the “Reverse Split”) of our issued and outstanding ordinary shares, no par value per share.

From the legal perspective, the Reverse Split applied to the issued shares of the Company on the date of the Reverse Split and does not have any retroactive effect on the Company’s shares prior that date. However, for accounting purposes only, references to our ordinary shares in this annual report are stated as having been retroactively adjusted and restated to give effect to the Reverse Split, as if the Reverse Split had occurred by the relevant earlier date.

Share Issuances

2023 Fiscal Year

On March 15, 2023, the Company issued a total of 225,743 shares (1,580,200 shares prior to split) to 12 employees pursuant to the 2021 Equity Incentive Plan under which a maximum of 600,000 shares (4,200,000 shares prior to split) is authorized to be granted to employees of the Company. The fair value of the shares issued had an estimated fair value of $1,185,150 which is measured based on their fair market value on the date of grant.

On July 26, 2023, the Company issued a total of 145,657 shares (1,019,600 shares prior to split) to 12 employees pursuant to the 2021 Equity Incentive Plan under which a maximum of 600,000 shares (4,200,000 shares prior to split) is authorized to be granted to employees of the Company. The fair value of the shares issued had an estimated fair value of $654,583 which is measured based on their fair market value on the date of grant.

During the fiscal year ended September 30, 2023, no convertible holder exercised convertible notes.

2024 Fiscal Year

The Company entered into a Securities Purchase Agreement, dated November 27, 2023, with one institutional investor. Pursuant to the Securities Purchase Agreement, the investor purchased, and the Company issued and sold 450,698 shares (3,154,885 prior to split) ordinary shares of the Company, of no par value (the “Shares”), at an aggregate purchase price of $5 million. On April 29, 2024, the Company successfully issued the Shares, marking the closure of the private placement.

2025 Fiscal Year

On April 15, 2025, the Company issued 400,000 shares pursuant to a business consulting agreement the Company entered into. The fair value of the shares issued had an estimated fair value of $358,360 which is measured based on their fair market value on the date of grant. On May 06, 2025, the Company issued 500,000 shares pursuant to a investor relations agreement the Company entered into. The fair value of the shares issued had an estimated fair value of $530,000 which is measured based on their fair market value on the date of grant. On September 08, 2025, the Company issued 300,000 shares pursuant to a business development agreement the Company entered into. The fair value of the shares issued had an estimated fair value of $558,000 which is measured based on their fair market value on the date of grant.

2026 Fiscal Interim

On October 20, 2025, the Company entered into a securities purchase agreement (the “Purchase Agreement”) with certain Non-U.S. investors (collectively, the “Purchasers”) pursuant to which the Company agreed to sell to the Purchasers an aggregate of 10,010,000 ordinary shares, no par value per share (the “Ordinary Shares”), of the Company at a price of $2.09 per share. The transaction closed on November 14, 2025 where the Company issued an aggregate of 10,010,000 Ordinary Shares for an aggregate consideration of $20,920,900.

ZK International Group Co., Ltd. (the “Company”) announced that, on October 21, 2025, it issued an aggregate of 650,000 ordinary shares, with no par value per share, of the Company (the “Shares”), pursuant to the Company’s 2025 Equity Incentive Plan (the “Equity Plan), of which, 63,000 Shares were issued to Di Chen, our Secretary, and 587,000 Shares were issued to certain other employees, as compensation for their continued service in the Company.

This registration statement on Form S-8 (the “Registration Statement”) is being filed by ZK International Group Co., Ltd. (the “Registrant”) in accordance with the requirements of Form S-8 under the Securities Act of 1933, as amended (the “Securities Act”), in order to register 3,400,000 ordinary shares, no par value per share (the “Ordinary Shares”), issuable pursuant to the 2026 Equity Incentive Plan (the “Plan”) of the Registrant.

On February 27, 2026, the Company entered into a securities purchase agreement (the “Purchase Agreement”) with certain Non-U.S. investors (collectively, the “Purchasers”) pursuant to which the Company agreed to sell to the Purchasers an aggregate of up to 40,040,000 ordinary shares, no par value per share (the “Ordinary Shares”), of the Company at a price of $0.50 per share for aggregate gross proceeds of approximately $20,020,000. On July 30, 2026, the Company received 205,512.5 AWA coins as consideration in connection with the transaction.